FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Significant Unobservable Inputs used in Fair Value Measurement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 75	$ 20